Employee benefits (Details 8) - Parent Company Gratuity plan [Member] ₨ in Millions	Mar. 31, 2023 INR (₨)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 0
March 31, 2024
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	496
March 31, 2025
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	469
March 31, 2026
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	444
March 31, 2027
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	417
March 31, 2028
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	388
Thereafter
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 2,735